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May 23, 2008

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, NE Washington, DC 20549

RE: Genworth Life of New York VA Separate Account 2
    Genworth Life Insurance Company of New York Pre-Effective Amendment No. 1 under the Securities Act of 1933
    Amendment No. 1 Under the Investment Company Act of 1940
    File Nos. 333-149656 and 811-22191

Ladies and Gentlemen:

On behalf of Genworth Life Insurance Company of New York (the "Company") and its Genworth Life of New York VA Separate Account 2 (the "Separate Account"), we hereby submit for filing in accordance with Regulation S-T concerning electronic filing, one complete copy of Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 1 under the Investment Company Act of 1940 to the above-referenced Registration Statement on Form N-4 (the "Post-Effective Amendment").

The purpose of the Pre-Effective Amendment is to revise the Registration Statement to respond to comments provided by the Staff, update the financial information of the Company, current to the fiscal year ended December 31, 2007, and to make other updates as necessary.

We have made a request, under separate cover, to accelerate the effective date of the above-referenced Registration Statement to May 27, 2008, or the earliest date practicable thereafter, but no later than June 2, 2008.

The original, manually executed version of the Pre-Effective Amendment and any exhibits thereto will be maintained on file with the Company.

Should you have any questions, please contact me at 804.289.3545.

Sincerely,

/s/ Michael D. Pappas
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Michael D. Pappas
Associate General Counsel